Material accounting policies	12 Months Ended
Dec. 31, 2025
Material Accounting Policies
Material accounting policies

2	Material accounting policies

2.1 Basis of preparation

These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IFRS Accounting Standards).

In preparing these consolidated financial statements, Management has assessed the Company’s ability to continue as a going concern and concluded that the going concern basis of accounting is appropriate.

These consolidated financial statements have been prepared on a historical cost basis, except for the following items measured at fair value: (i) certain financial instruments - including the contingent consideration payable to selling shareholders - measured at fair value through profit or loss (Notes 2.3(b) and 12.2.3); (ii) the initial recognition of identifiable assets and liabilities acquired in business combinations, which are measured at fair value at the acquisition date (Note 4); and (iii) equity-settled share-based payment awards, which are measured at grant-date fair value (Note 14). Disclosures about fair value hierarchy and valuation techniques for recurring measurements are provided in Note 2.3(b).

Substantially all operations are conducted in Brazil. Accordingly, Management determined the functional currency of the Company to be the Brazilian real (“R$”). These consolidated financial statements are presented in R$, and amounts are rounded to the nearest thousand, unless otherwise stated.

The Company improved the presentation of some items in the consolidated statement of income and other comprehensive income for the current year, by segregating the ‘Allowance for expected credit losses’ expenses from the ‘Selling, general and administrative expenses’ and the ‘Other income’ and ‘Other expenses’ from the ‘Other income (expenses), net’. To ensure comparability, the Company reflected these changes in the previous years.

These consolidated financial statements were authorized for issue by the Board of Directors on March 12, 2026.

2.2 Basis of consolidation

The table below presents a list of the Company’s subsidiaries and associate:

				Direct and indirect interest
Name	Main activities	Location	Investment type	December 31, 2025	December 31, 2024

Afya Participações S.A. (“Afya Brazil”)	Holding	Nova Lima - MG	Subsidiary	100%	100%
Instituto Tocantinense Presidente Antônio Carlos Porto S.A. - (“ITPAC Porto”)	Undergraduate degree programs	Porto Nacional - TO	Subsidiary	100%	100%
Instituto Tocantinense Presidente Antônio Carlos S.A. - (“ITPAC Araguaína”)	Undergraduate degree programs	Araguaína - TO	Subsidiary	100%	100%
União Educacional do Vale do Aço S.A. - (“UNIVAÇO”)	Medicine undergraduate degree program	Ipatinga - MG	Subsidiary	100%	100%
IPTAN - Instituto de Ensino Superior Presidente Tancredo de Almeida Neves S.A. (“IPTAN”)	Undergraduate degree programs	São João Del Rei - MG	Subsidiary	100%	100%
Instituto de Educação Superior do Vale do Parnaíba S.A. (“IESVAP”)	Undergraduate degree programs	Parnaíba - PI	Subsidiary	80%	80%
Centro de Ciências em Saúde de Itajubá S.A. (“CCSI”)	Medicine undergraduate degree program	Itajubá - MG	Subsidiary	75%	75%
Instituto de Ensino Superior do Piauí S.A. (“IESP”)	Undergraduate and graduate degree programs	Teresina - PI	Subsidiary	100%	100%
FADEP - Faculdade Educacional de Pato Branco Ltda. (“FADEP”)	Undergraduate degree programs	Pato Branco - PR	Subsidiary	100%	100%
Instituto Educacional Santo Agostinho S.A. (“FASA”)	Undergraduate degree programs	Montes Claros - MG	Subsidiary	100%	100%
Instituto Paraense de Educação e Cultura Ltda. (“IPEC”)	Medicine undergraduate degree program	Marabá - PA	Subsidiary	100%	100%
Sociedade Universitária Redentor S.A. (“UniRedentor”)	Undergraduate and graduate degree programs	Itaperuna - RJ	Subsidiary	100%	100%
Centro de Ensino São Lucas Ltda. (“UniSL”)	Undergraduate degree programs	Porto Velho - RO	Subsidiary	100%	100%
Sociedade de Educação, Cultura e Tecnologia da Amazônia S.A. - (“FESAR”)	Undergraduate degree programs	Redenção - PA	Subsidiary	100%	100%
Centro Superior de Ciências da Saúde Ltda. (“FCMPB”)	Medicine undergraduate degree program	João Pessoa - PB	Subsidiary	100%	100%
iClinic Desenvolvimento de Software Ltda. (“iClinic”) (ii)	Electronic Medical Record, Clinical Management System	Ribeirão Preto - SP	Subsidiary	-	100%
Medicinae Solutions S.A. (“Medicinae”) (ii)	Healthcare payments and financial services	Rio de Janeiro - RJ	Subsidiary	-	100%
Medical Harbour Aparelhos Médico Hospitalares e Serviços em Tecnologia Ltda. (“Medical Harbour”)	Educational health and medical imaging	Florianópolis - SC	Subsidiary	100%	100%
Cliquefarma Drogarias Online Ltda. (“Cliquefarma”) (ii)	Online platform	São Paulo - SP	Subsidiary	-	100%
Shosp Tecnologia da Informação Ltda. (“Shosp”) (ii)	Electronic Medical Record, Clinical Management System	Rio de Janeiro - RJ	Subsidiary	-	100%
Sociedade Padrão de Educação Superior Ltda. (“UnifipMoc”)	Undergraduate degree programs	Montes Claros - MG	Subsidiary	100%	100%
Companhia Nilza Cordeiro Herdy de Educação e Cultura (“Unigranrio”)	Undergraduate and graduate degree programs	Duque de Caxias - RJ	Subsidiary	100%	100%
RX PRO Soluções de Tecnologia Ltda. (“RX PRO”) (ii)	Marketing for pharmaceutical industry	São Paulo - SP	Subsidiary	-	100%
Quasar Telemedicina Desenvolvimento de Sistemas Computacionais Ltda. (“Glic”) (ii)	Patient physician relationship	Barueri - SP	Subsidiary	-	100%
Sociedade Educacional e Cultural Sergipe DelRey Ltda. (“DelRey”)	Undergraduate degree programs	Maceió - AL	Subsidiary	100%	100%
Unidom Participações S.A. (“Unidom”) (i)	Undergraduate degree programs	Salvador - BA	Subsidiary	-	100%
Instituição Baiana de Ensino Superior Ltda. (“IBES”) (i)	Undergraduate degree programs	Salvador - BA	Subsidiary	100%	100%
SESSA - Sociedade de Educação Superior do Semi-Árido Ltda. (“SESSA”) (i)	Undergraduate degree programs	Ribeira de Pombal - BA	Subsidiary	100%	100%
Faculdade Masterclass Ltda. (“FUNIC”) (iii)	Undergraduate degree programs	Contagem - MG	Subsidiary	100%	-
União Educacional do Planalto Central S.A. (“UEPC”)	Undergraduate degree programs	Brasília - DF	Associate	30%	30%

(i)	Unidom was merged with Afya Brazil on January 1, 2025. As a result, from this date on, Afya Brazil directly controls the Unidom’s subsidiaries IBES and SESSA.
(ii)	Cliquefarma, RX PRO and Glic were merged with Afya Brazil in August 2025; iClinic, Medicinae and Shosp were merged with Afya Brazil in October 2025.
(iii)	See Note 1.

The financial information of the subsidiaries acquired is included in the Company’s consolidated financial statements beginning on the respective acquisition dates.

The Company consolidates the financial information for all entities it controls. Control is achieved when the Company is exposed to, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and it ceases when the Company loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Company gains control until the date the Company ceases to control the subsidiary.

All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions are eliminated in full on consolidation.

A change in the ownership interest of a subsidiary, without a change of control, is accounted for as an equity transaction. If the Company loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interest and other components of equity, while any resulting gain or loss is recognized in the consolidated statement of income and other comprehensive income.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of financial position, consolidated statement of income and other comprehensive income and consolidated statement of changes in equity.

2.3 Summary of material accounting policies

This note provides a description of the material accounting policies adopted in the preparation of these consolidated financial statements in addition to other policies that have been disclosed in other notes to these consolidated financial statements. These policies have been consistently applied to all periods presented.

The accounting policies have been consistently applied to all consolidated companies.

a) Business combinations and goodwill

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Company elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in selling, general and administrative expenses.

The Company determines that it has acquired a business when the acquired set of activities and assets include an input and a substantive process that together significantly contribute to the ability to create outputs. The acquired process is considered substantive if it is critical to the ability to continue producing outputs, and the inputs acquired include an organized workforce with the necessary skills, knowledge, or experience to perform that process or it significantly contributes to the ability to continue producing outputs and is considered unique or scarce or cannot be replaced without significant cost, effort, or delay in the ability to continue producing outputs.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Contingent consideration classified as equity is not remeasured and its subsequent settlement is accounted for within equity. Contingent consideration classified as an asset or liability that is a financial instrument is measured at fair value with the changes in fair value recognized in the consolidated statement of income and other comprehensive income.

Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previous interest held over the net identifiable assets acquired and liabilities assumed). If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Company re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in the consolidated statement of income and other comprehensive income.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Company’s cash-generating units that are expected to benefit from the combination.

Where goodwill has been allocated to a cash-generating unit (“CGU”) and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is measured based on the relative values of the disposed operation and the portion of the cash-generating unit retained.

b) Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either: (i) in the principal market for the asset or liability; or (ii) in the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible by the Company.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant's ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in these consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1 - Quoted (unadjusted) market prices in active markets for identical assets or liabilities.
•	Level 2 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.
•	Level 3 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

The following table shows the evaluation techniques used in measuring fair values for financial instruments classified at level 2 and 3, as well as the significant unobservable inputs used.

Type	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement
Level 2 - Stock options and Restricted stock units (Note 14)	Binomial model: The fair value is estimated by utilizing a simulation of possible future share prices, applying regression analysis, as well as comparing at each potential exercise date the discounted risk-neutral expectation of the option payoff if not exercised, and the relevant exercise price.	• Expected volatility (December 31, 2025: 24% to 44%; December 31, 2024: 32% to 45%).	The estimated fair value would increase (decrease) if the expected volatility were higher (lower).
Level 3 - Contingent consideration (Accounts payable to selling shareholders - Note 12.2.3)	Probability-weighted cash flows: This valuation technique considers the probability-weighted expectation of future cash flow.	• Expected cash flows (December 31, 2025: R$325,150; December 31, 2024: R$314,953). • Probability of disbursement (December 31, 2025 and 2024: 100%).	The estimated fair value would increase (decrease) if: • the expected cash flows were higher (lower); or • the probability rate were lower (higher).

The valuation model for other financial liabilities not measured at fair value considers the present value of expected payments, discounted using a risk-adjusted discount rate.

For assets and liabilities that are recognized in these consolidated financial statements at fair value on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

At each reporting date, the Company analyzes the movements in the values of assets and liabilities which are required to be remeasured or reassessed as per the Company’s accounting policies. For this analysis, the Company verifies the major inputs applied in the latest valuation by agreeing the information in the valuation computation to contracts and other relevant documents.

The Company also compares the change in the fair value of each asset and liability with relevant external sources to determine whether the change is reasonable.

For the purpose of fair value disclosures, the Company has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy, as explained above.

c) Financial instruments - initial recognition and measurement

Recognition and initial measurement

Financial assets and financial liabilities are initially recognized when the Company becomes a party to the contractual provisions of the instrument.

A financial asset (unless it is a trade receivable without a significant financing component) or financial liability is initially measured at fair value plus or minus, for an item not at fair value through profit or loss (“FVTPL”), transaction costs that are directly attributable to its acquisition or issue. A trade receivable without a significant financing component is initially measured at the transaction price. However, if the Company has an unconditional right to an amount that differs from the transaction price (e.g. due to the Company's refund policy), the trade receivable will be initially measured at the amount of that unconditional right.

i)	Financial assets

Classification and subsequent measurement

On initial recognition, a financial asset is classified as subsequently measured at: amortized cost; FVOCI - debt investment; FVOCI - equity investment; or FVTPL.

Financial assets are not reclassified subsequent to their initial recognition unless the Company changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

•	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and
•	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding.

A debt investment is measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:

•	it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
•	its contractual terms give rise on specified dates to cash flows that are SPPI on the principal amount outstanding.

On initial recognition of certain equity investments that are not held for trading, the Company has made an irrevocable election to present subsequent changes in the investment's fair value in OCI.

This election is made on an investment-by-investment basis.

All financial assets not measured at amortized cost or FVOCI as described above (e.g. financial assets held for trading and those that are managed and whose performance is evaluated on a fair value basis) are measured at FVTPL.

Business model assessment

The Company makes an assessment of the objective of the business model in which a financial asset is held at a portfolio level because this best reflects the way the business is managed and information is provided to management.

Transfers of financial assets to third parties in transactions that do not qualify for derecognition are not considered sales for this purpose, consistent with the Company's continuing recognition of the assets.

Assessment whether contractual cash flows are SPPI

In assessing whether the contractual cash flows are SPPI, the Company considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition. In making this assessment, the Company considers:

•  contingent events that would change the amount or timing of cash flows;

•  terms that may adjust the contractual coupon rate, including variable-rate features;

•  prepayment and extension features; and

•  terms that limit the Company’s claim to cash flows from specified assets (e.g. non-recourse features).

A prepayment feature is consistent with the SPPI criterion if the prepayment amount substantially represents unpaid amounts of principal and interest on the principal amount outstanding, which may include reasonable compensation for early termination of the contract. Additionally, for a financial asset acquired at a discount or premium to its contractual per amount, a feature that permits or requires prepayment at an amount that substantially represents the contractual par amount plus accrued (but unpaid) contractual interest (which may also include reasonable compensation for early termination) is treated as consistent with this criterion if the fair value of the prepayment feature is insignificant on initial recognition. The Company had no financial assets held outside trading business models that failed the SPPI assessment.

Subsequent measurement and gains and losses

Financial assets at FVTPL	These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.
Financial assets at amortized cost	These assets are subsequently measured at amortized cost under the effective interest method. The gross carrying amount is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.
Debt investments at FVOCI	These assets are subsequently measured at fair value. Interest income calculated under the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.
Equity investments at FVOCI	These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss.

Impairment of financial assets

Further disclosures relating to impairment of financial assets are also provided in the following notes:

• Significant accounting judgments, estimates and assumptions - Note 2.5

• Trade receivables - Note 6

The Company recognizes an allowance for expected credit losses (ECLs) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and the cash flows the Company expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

For trade receivables, the Company applies a simplified approach in calculating ECLs. Therefore, the Company does not track changes in credit risk, but instead recognizes an allowance for credit losses based on both quantitative and qualitative information and analysis on the Company’s historical experience and informed credit assessment, at each reporting date.

The Company considers a financial asset to be in default when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts in full before considering any credit enhancements held by the Company. Interest accrual is suspended once a financial asset meets the criteria for default. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

ii)       Financial liabilities

Classification, subsequent measurement and gain and losses

Financial liabilities are measured at amortized cost or FVTPL. A financial liability is measured at FVTPL if it is classified as held-for-trading, it is a derivative or it is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss. Other financial liabilities are subsequently measured at amortized cost under the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss.

The Company’s financial liabilities include trade payables, loans and financing, lease liabilities, accounts payable to selling shareholders and dividends payable.

d) Cash and cash equivalents

Cash and cash equivalents in the statement of financial position comprise cash at banks and on hand, and short-term financial investments with an original maturity of three months or less from the date of purchase, held for the purpose of meeting short-term cash commitments, readily convertible to a known amount of cash and subject to an insignificant risk of changes in value.

For the purpose of the consolidated statement of cash flows, cash and cash equivalents consist of cash and short-term financial investments, as they are considered an integral part of the Company’s cash management.

e) Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation and accumulated impairment losses, if any.

Subsequent expenditures are capitalized only if it is probable that the future economic benefits associated with the expenditure will flow to the Company.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, except for leasehold improvements, which are depreciated over the shorter of their estimated useful lives or the lease terms.

Building	25 years
Machinery and equipment	10 years
Vehicles	5 years
Furniture and fixtures	10 years
IT equipment	5 years
Library books	10 years
Leasehold improvements	1 - 30 years

An item of property and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefit is expected from its use. Any gain or loss arising on the derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statement of income and other comprehensive income when the asset is derecognized.

The residual values, useful lives and methods of depreciation of property and equipment are reviewed at each financial year end and adjusted prospectively, if appropriate.

f) Leases

The Company assesses at contract inception whether an arrangement is, or contains, a lease. That is, if the arrangement conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Company as a lessee

The Company applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Company recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

Right-of-use assets

The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received.

Right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. The lease term of the contracts for properties range between five and 30 years. Right-of-use assets are subject to impairment. Refer to the accounting policies in ‘Impairment of non-financial assets’.

Lease liabilities

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating a lease, if the lease term reflects the Company exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period on which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Company uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

Short-term leases and leases of low-value assets

The Company applies the short-term lease recognition exemption to its short-term leases of properties (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases that are considered of low value. Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease term.

g) Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination or asset acquisition is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. Internally generated intangibles, excluding capitalized development costs, are not capitalized and the related expenditure is reflected in the consolidated statement of income and other comprehensive income in the period in which the expenditure is incurred.

The useful lives of intangible assets are assessed as finite or indefinite.

Intangible assets with finite lives are amortized on a straight-line over the estimated useful lives and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The estimated useful lives of intangible assets are as follows:

Customer relationships - medicine	6 years
Customer relationships - other courses	4.5 years
Software	5 years
Trademarks	2 - 30 years
Education content, Developed technology and Educational platform	3 - 5 years

The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the consolidated statement of income and other comprehensive income in the expense category that is consistent with the function of the intangible assets.

Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually, either individually or at the cash-generating unit level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis.

An intangible asset is derecognized upon disposal or when no future economic benefits are expected from its use. Any gain or loss arising upon derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statement of income and other comprehensive income.

h) Impairment of non-financial assets

The Company assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Company estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are considered. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators.

The Company bases its impairment calculation on detailed budgets and forecast calculations, which are prepared separately for each of the Company’s CGUs to which the individual assets are allocated. These budgets and forecast calculations cover a period of five years, considering the companies activities and maturation period of its graduate and undergraduate courses. A long-term growth rate is calculated and applied to project future cash flows after the last projected year.

For impairment testing, goodwill and licenses with indefinite useful lives are allocated to their respective CGUs. The Company defined each of its operating subsidiaries as a CGU, except for the following which combines subsidiaries: (i) “Continuing education” and (ii) “Medical practice solutions”, where the subsidiaries were combined as one CGU following the business strategy and interdependency of cash flow generation.

Whenever applicable, impairment losses of continuing operations are recognized in the consolidated statement of income and other comprehensive income in expense categories consistent with the function of the impaired asset.

For assets excluding goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, the Company estimates the asset’s or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the consolidated statement of income and other comprehensive income.

Goodwill is tested for impairment annually as at December 31 and when circumstances indicate that the carrying amounts may be impaired.

Impairment is determined for goodwill by assessing the recoverable amount of each CGU (or group of CGUs) to which the goodwill relates. When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.

Intangible assets with indefinite useful lives are tested for impairment annually as at December 31 at the CGU level, as appropriate, and when circumstances indicate that the carrying amounts may be impaired.

i) Investments in associates

Investments in associates are initially recognized at consideration transferred and adjusted thereafter for the equity method, being increased or reduced from its interest in the investee's income after the acquisition date. An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but is not control or joint control over those policies.

The financial statements of the associate are prepared for the same reporting period as the Company. The accounting policies of the associate are aligned with those of the Company.

j) Accounts payable to selling shareholders

These amounts represent liabilities related to the acquisitions made by the Company which are not yet due. Accounts payable to selling shareholders are presented as current liabilities unless payment is not due within 12 months after the reporting period. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method, except for Unidom’s contingent consideration, which are measured at fair value through profit or loss.

k) Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. The expense relating to a provision is presented in the consolidated statement of income and other comprehensive income, net of any reimbursement, when applicable.

l) Dividends

The Company recognizes a liability to pay a dividend when the distribution is authorized and the distribution is no longer at the discretion of the Company.

In respect to the consolidated statement of changes in equity, the amount corresponding to the non-controlling interest over the dividends declared are recognized directly in equity.

m) Labor and social obligations

Labor and social obligations are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Company has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

n) Share-based payments

Certain key executives of the Company receive compensation in the form of share-based payments, which includes stock options and restricted stock units (“RSUs”), whereby the executives render services as consideration for equity instruments (equity-settled transactions).

The expense of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model.

That expense is recognized in selling, general and administrative expenses, together with a corresponding increase in equity (Share-based compensation reserve), over the period in which the service (the vesting period) and, where applicable, the performance conditions are fulfilled. The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Company’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the consolidated statement of income and other comprehensive income for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.

Service and non-market performance conditions are not considered when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Company’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value. No expense is recognized for awards that do not ultimately vest because non-market performance and/or service conditions have not been met.

When the terms of an equity-settled award are modified, the minimum expense recognized is the grant date fair value of the unmodified award, provided the original vesting terms of the award are met. An additional expense, measured as at the date of modification, is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee. Where an award is cancelled by the entity or by the counterparty, any remaining element of the fair value of the award is expensed immediately through the consolidated statement of income and other comprehensive income.

The dilutive effect of outstanding options is reflected as additional share dilution in the computation of diluted earnings per share.

o) Earnings per share (“EPS”)

Basic EPS is calculated by dividing net income attributable to the owners of the Company by the weighted average number of common shares outstanding during the year.

Diluted EPS is calculated by dividing net income attributable to the owners of the Company by the weighted average number of common shares outstanding during the year plus the weighted average number of shares that would be issued on conversion of all potential shares with dilutive effects.

Diluted earnings per share are computed including stock options granted to key management using the treasury shares method when the effect is dilutive. The Company has the stock options and RSUs plans in the category of potentially dilutive shares.

p) Revenue from contracts with customers

The Company's revenue consists primarily of tuition fees charged for medical courses. The Company also generates revenue from tuition fees for other undergraduate and graduate courses, administrative and application fees, education content (e-books), subscription of medical practice solutions services (including medical content platforms, clinical decision-making application, among other solutions), electronic medical records and marketing for pharmaceutical industry.

Revenue recognition transferred over time

Revenue from tuitions, subscription of medical practice solutions services and electronic medical records are recognized over time when services are rendered to the customer and the Company satisfies its performance obligation under the contract at an amount that reflects the consideration to which the Company expects to be entitled in exchange for those services. Revenues from tuitions are recognized net of scholarships and other discounts, refunds and taxes.

Revenues are recognized when services are rendered to the customer and the performance obligation is satisfied.

Revenue recognition transferred at point in time

Revenue from sale of education content, online platforms, administrative and application fees and marketing for pharmaceutical industry are recognized at the point in time when control of the asset or services is transferred to the customer. For education content this is generally on delivery of the goods and for e-books this is generally on the permission to access the digital content is granted. The Company considers whether there are other promises in the contract that are separate performance obligations to which a portion of the transaction price needs to be allocated.

The Company concluded that it is the principal in its revenue arrangements.

The Company assesses collectability on a portfolio basis prior to recording revenue. Generally, in respect to undergraduate programs students cannot re-enroll for the next academic session without satisfactory resolution of any past-due amounts. If a student withdraws from an institution, the Company's obligation to issue a refund depends on the refund policy at that institution and the timing of the student's withdrawal. Generally, the refund obligations are reduced over the course of the academic term.

Trade receivables

Trade receivables represent the Company’s right to an amount of consideration that is unconditional (i.e., only the passage of time is required before payment of the consideration is due). Refer to the accounting policies in ‘Financial instruments - initial recognition and measurement’.

Advances from customers

Advances from customers (a contract liability) are the obligation to transfer services to a customer for which the Company has received consideration (or an amount of consideration is due) from the customer, as a result of pre-paid tuition, digital education content and mobile app subscription for digital medical content received from customers and is recognized separately in current liabilities, when the payment is received. Advances from customers are recognized as revenue when the Company performs all obligations related to the contract, over the contract term.

q) Taxes

The Company’s subsidiaries in the undergraduate segment joined the PROUNI (Programa Universidade para Todos - University for All Program) program, which is a federal program that exempts post-secondary institutions of some federal taxes in exchange for providing a certain number of student enrollment for low-income students, and benefits from the exemption of the following federal taxes:

• Income taxes and social contribution

• PIS and COFINS

The regulation of PROUNI defines that the revenue from traditional and technological graduation activities is exempt from PIS and COFINS. For income from other teaching activities, PIS and COFINS are charged at rates of 0.65% and 3.00%, respectively, and for non-teaching activities, PIS is charged at a rate of 1.65% and to COFINS at 7.6%.

Current income taxes

Current income taxes were calculated based on the criteria established by the Normative Instruction of the Brazilian Internal Revenue Service, specifically regarding the PROUNI program, which allows exemption of these taxes from traditional and technological graduation activities.

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date.

Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Additional social contribution from Organization for Economic Co-operation and Development (“OECD”) Pillar Two global minimum tax

On December 27, 2024, Law 15,079/2024 was enacted, establishing the implementation of the OECD’s Pillar Two global minimum tax in Brazil, effective as of January 1, 2025.

Law 15,079/2024 aligns the Brazilian tax legislation to the OECD’s Global Anti-Base Erosion (GloBE) rules by introducing a minimum effective taxation of 15% through an additional Social Contribution on Net Profit (“CSLL”). This regulation applies to multinational groups within the scope of the OECD’s GloBE rules, specifically those whose ultimate parent entity reported annual consolidated revenues of at least €750 million in at least two of the four fiscal years immediately preceding the year under review.

The rules are designed to ensure that the additional CSLL qualifies as a Qualified Domestic Minimum Top-up Tax (QDMTT) under the OECD Inclusive Framework, subjecting Brazilian entities to a minimum tax rate of 15%.

On March 28, 2025, the Company filed a writ of mandamus with the Brazilian Federal Court challenging the enforceability of the newly enacted additional CSLL. The legal proceeding is grounded on constitutional and statutory arguments, and is waiting for court decision to prevent the collection of the additional CSLL, which is scheduled to be disbursed in 2026 with respect to the 2025 fiscal year.

Considering that there is no court decision to date, the Company has recorded the amount calculated in accordance with current legislation. The additional income tax expense as a result of Law 15,079/2024 for the year ended December 31, 2025 was R$109,458, accounted as income taxes payable in the current liabilities. The Company has applied the exception to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes.

Deferred tax

Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred tax liabilities are recognized for all taxable temporary differences, except:

• When the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss and does not give rise to equal taxable and deductible temporary differences;

• In respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized, except when the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss and does not give rise to equal taxable and deductible temporary differences.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

The Company offsets deferred tax assets and deferred tax liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority by the same taxable entity.

Sales tax

Expenses and assets are recognized net of the amount of sales tax, except:

• When the sales tax incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case, the sales tax is recognized as part of the cost of acquisition of the asset or as part of the expense item, as applicable;

• When receivables and payables are stated with the amount of sales tax included.

r) Treasury shares

Own equity instruments that are reacquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in profit or loss on the purchase, sale, transfers under the share-based payments, issue or cancellation of the Company’s own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognized in the share premium.

2.4 Changes in accounting policies and disclosures

New and amended standards and interpretations

The following standards and amendments, which are effective for annual periods beginning on or after January 1, 2025, have been issued but are not applicable to the Company’s operations or consolidated financial statements.

Amendment / standard	Description
Lack of exchangeability – Amendments to IAS 21

In August 2023, the IASB issued amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates to specify how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking. The amendments also require disclosure of information that enables users of its financial statements to understand how the currency not being exchangeable into the other currency affects, or is expected to affect, the entity’s financial performance, financial position and cash flows.

The amendments had no impact on the Company’s accounting policies, which remained unchanged in these consolidated financial statements for the year ended December 31, 2025.

Standards issued but not yet effective

The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s consolidated financial statements are presented below. The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective. The Company intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.

Amendment / standard	Description
Classification and Measurement of Financial Instruments - Amendments to IFRS 9 and IFRS 7

In May 2024, the IASB issued Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7), which:

• Clarifies that a financial liability is derecognized on the ‘settlement date’, i.e., when the related obligation is discharged, cancelled, expires or the liability otherwise qualifies for derecognition. It also introduces an accounting policy option to derecognize financial liabilities that are settled through an electronic payment system before settlement date if certain conditions are met

• Clarified how to assess the contractual cash flow characteristics of financial assets that include environmental, social and governance (ESG)-linked features and other similar contingent features

• Clarifies the treatment of non-recourse assets and contractually linked instruments

• Requires additional disclosures in IFRS 7 for financial assets and liabilities with contractual terms that reference a contingent event (including those that are ESG-linked), and equity instruments classified at fair value through other comprehensive income

The amendments will be effective for annual reporting periods beginning on or after January 1, 2026. Entities can early adopt the amendments that relate to the classification of financial assets plus the related disclosures and apply the other amendments later.

The amendments are not expected to have a material impact on the Company’s consolidated financial statements.

Annual Improvements to IFRS Accounting Standards - Volume 11

In July 2024, the IASB issued Annual Improvements to IFRS Accounting Standards - Volume 11. The following is a summary of the topics subject to amendments from the Annual Improvements to IFRS Accounting Standards - Volume 11:

• IFRS 1 First-time Adoption of International Financial Reporting Standards

• IFRS 7 Financial Instruments: Disclosures: Gain or Loss on Derecognition

• Guidance on implementing IFRS 7 Financial Instruments: Disclosures

• IFRS 9 Financial Instruments

• IFRS 10 Consolidated Financial Statements

• IAS 7 Statement of Cash Flows

These amendments are effective for annual periods beginning on or after January 1, 2026.

The amendments are not expected to have a material impact on the Company’s consolidated financial statements.

Nature-dependent Electricity Contracts – Amendments to IFRS 9 and IFRS 7

In December 2024, the IASB issued Contracts Referencing Nature-dependent Electricity (Amendments to IFRS 9 and IFRS 7), clarifying the application of the ‘own-use’ requirements; permitting hedge accounting if these contracts are used as hedging instruments; and adding new disclosure requirements to enable investors to understand the effect of these contracts on a company’s financial performance and cash flows.

The amendments will be effective for annual reporting periods beginning on or after January 1, 2026. Early adoption is permitted, but will need to be disclosed.

The amendments are not expected to have a material impact on the Company’s consolidated financial statements.

IFRS 18 – Presentation and Disclosure in Financial Statements

In April 2024, the IASB issued IFRS 18, which replaces IAS 1 Presentation of Financial Statements. IFRS 18 introduces new requirements for presentation within the statement of income, including specified totals and subtotals. Furthermore, entities are required to classify all income and expenses within the statement of income into one of five categories: operating, investing, financing, income taxes and discontinued operations, whereof the first three are new.

It also requires disclosure of management-defined performance measures, subtotals of income and expenses and includes new requirements for aggregation and disaggregation of financial information based on the identified “roles” of the primary financial statements (PFS) and the notes.

In addition, narrow-scope amendments have been made to IAS 7 Statement of Cash Flows, which include changing the starting point for determining cash flows from operations under the indirect method, from ‘profit or loss’ to ‘operating profit or loss’ and removing the optionality around classification of cash flows from dividends and interest. In addition, there are consequential amendments to several other standards.

IFRS 18, and the amendments to the other standards, is effective for reporting periods beginning on or after January 1, 2027 and must be applied retrospectively. Early adoption is permitted and must be disclosed.

The Company is currently working to identify all IFRS 18 impacts on the consolidated financial statements.

2.5 Significant accounting judgments, estimates and assumptions

The preparation of the Company’s consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods. Accounting estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Revisions to estimates are recognized prospectively.

Other disclosures relating to the Company’s exposure to risks and uncertainties include:

• Financial instruments risk management objectives and policies - Note 12.4

• Sensitivity analysis - Note 12.4.1

Estimates and assumptions

The key assumptions about the future and other key sources of estimated uncertainty as of the reporting date that include a significant risk of a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Company based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances that arise and that are beyond the Company’s control. Such changes are reflected in the assumptions when they occur.

Identification and fair-value measurement of assets and liabilities acquired in a business combination

Business combinations are accounted for using the acquisition method. Such method requires recognizing and measuring the identifiable assets acquired, the liabilities assumed and any non-controlling interest in the acquiree. The Company, as the acquirer, must classify or designate the identifiable assets and liabilities assumed on the basis of its own contractual terms, economic conditions, operating and accounting policies and other relevant conditions as at the acquisition date. Moreover, the acquisition method required the fair value measurement of contingent consideration liabilities, when applicable, such as the Unidom consideration conditioned upon the maintenance of the authorization of the 175 operating medical school seats. Such assessments require judgments from the Company on the methods used to determine the fair value of the consideration transferred, including contingent consideration, assets acquired and liabilities assumed, including valuation techniques that may require prospective financial information inputs.

Impairment of non-financial assets

Impairment exists when the carrying amount of an asset or CGU or group of CGUs exceeds its recoverable amount, defined as the higher of its fair value less costs of disposal and its value in use. The fair value less costs of disposal calculation is based on data available from binding sales transactions, conducted at arm’s length, for similar assets or observable market prices less incremental costs of disposing of the asset. The value in use calculation is based on a discounted cash flow model (“DCF” model). The cash flows are derived from the budget for the next five years and do not include restructuring activities to which the Company has not yet committed or significant future investments that will enhance the performance of the assets of the CGU being tested. The recoverable amount is sensitive to the discount rate used for the DCF model as well as to expected future cash-inflows and the growth rate used for extrapolation purposes.

These estimates are most relevant to goodwill and indefinite lived intangible assets recognized by the Company. The key assumptions used to determine the recoverable amount for each CGU, including a sensitivity analysis, are disclosed and further explained in Note 11.

Provision for legal proceedings

Provisions for labor, tax, and civil risks are recorded for all legal proceedings that represent probable losses. The assessment of the probability of loss includes the evaluation of available evidence, such as recent court decisions and the opinion of the Company's internal and external legal counsel, the nature of the proceedings, and past experience.

Provisions are reviewed and adjusted to account for changes in circumstances, such as new matters or court rulings.

Share-based compensation

Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model including the expected life of the share option, volatility and dividend yield and making assumptions about them. For the measurement of the fair value of equity-settled transactions, the Company uses the Binomial model. The assumptions and models used for estimating fair value for share-based payment transactions are disclosed in Note 14.

Leases - Estimating the incremental borrowing rate

The Company cannot readily determine the interest rate implicit in the lease, therefore, it uses its incremental borrowing rate (IBR) to measure lease liabilities. The IBR is the rate of interest that the Company would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The IBR therefore reflects what the Company ‘would have to pay’, which requires estimation when no observable rates are available (such as for subsidiaries that do not enter into financing transactions) or when they need to be adjusted to reflect the terms and conditions of the lease (for example, when leases are not in the subsidiary’s functional currency).

The Company estimates the IBR using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates.